PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

Common Stock - 97.0%

	Shares	Value
AEROSPACE & DEFENSE - 3.9%
Curtiss-Wright Corporation	10,400	$1,736,696
V2X, Inc. (a)	33,100	1,366,699
		3,103,395
AUTO COMPONENTS - 1.9%
Standard Motor Products, Inc.	42,600	1,482,480

AUTOMOBILES - 1.2%
Winnebago Industries, Inc.	18,567	978,481

BANKS - 18.3%
BOK Financial Corporation	19,864	2,061,685
Brookline Bancorp, Inc.	83,100	1,175,865
Cambridge Bancorp	23,530	1,954,402
Central Pacific Financial Corporation	28,983	587,775
Colony Bankcorp, Inc.	119,479	1,516,188
F.N.B. Corporation	61,980	808,839
International Bancshares Corporation	41,700	1,908,192
OFG Bancorp	76,100	2,097,316
South Plains Financial, Inc.	88,600	2,439,158
		14,549,420
BIOTECHNOLOGY - 1.6%
Exelixis, Inc. (a)	79,900	1,281,596

CAPITAL MARKETS - 1.8%
Hercules Capital, Inc.	105,798	1,398,650

CHEMICALS - 2.2%
Cabot Corporation	25,573	1,709,299

COMMERCIAL SERVICES & SUPPLIES - 2.2%
Ennis, Inc.	78,200	1,732,912

CONSTRUCTION MATERIALS - 2.7%
Eagle Materials Inc.	16,100	2,138,885

CONSUMER FINANCE - 1.0%
SLM Corporation	48,600	806,760

CONTAINERS & PACKAGING - 4.8%
Berry Global Group, Inc.	29,400	1,776,642
Graphic Packaging Holding Co.	91,600	2,038,100
		3,814,742

DIVERSIFIED CONSUMER SERVICES - 2.1%
Perdoceo Education Corporation (a)	118,800	1,651,320

ELECTRICAL EQUIPMENT - 1.0%
Regal Rexnord Corporation	6,789	814,544

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
Arrow Electronics, Inc. (a)	7,700	805,189
Kimball Electronics, Inc. (a)	50,245	1,135,035
Methode Electronics, Inc.	5,900	261,783
		2,202,007
ENERGY EQUIPMENT & SERVICES - 4.4%
Dril-Quip, Inc. (a)	49,800	1,353,066
NOV, Inc.	102,938	2,150,375
		3,503,441
FOOD PRODUCTS - 2.4%
Ingredion Incorporated	19,600	1,919,428

HEALTH CARE TECHNOLOGY - 1.0%
Computer Programs and Systems, Inc. (a)	28,350	771,687

IT SERVICES - 5.3%
CSG Systems International, Inc.	24,000	1,372,800
EVERTEC Inc	49,800	1,612,524
Maximus Inc.	16,600	1,217,278
		4,202,602
LEISURE PRODUCTS - 1.2%
Johnson Outdoors, Inc.	14,300	945,516

MACHINERY - 6.8%
Allison Transmission Holdings, Inc.	40,300	1,676,480
Oshkosh Corporation	16,900	1,490,411
Wabash National Corporation	100,300	2,266,780
		5,433,671
METALS & MINING - 1.5%
Lundin Mining Corporation	189,400	1,161,560

OIL, GAS & CONSUMABLE FUELS - 3.7%
CVR Energy, Inc.	48,000	1,504,320
Diamondback Energy, Inc.	10,670	1,459,443
		2,963,763
PHARMACEUTICALS - 5.3%
Harmony Biosciences Holdings, Inc. (a)	31,800	1,752,180
Pacira BioSciences, Inc. (a)	25,300	976,833
Supernus Pharmaceuticals, Inc. (a)	42,500	1,515,975
		4,244,988

PROFESSIONAL SERVICES - 7.9%
Barrett Business Services, Inc.	27,700	2,583,856
BGSF Inc.	28,400	435,088
Kforce, Inc.	29,494	1,617,156
Science Applications International Corporation	15,100	1,675,043
		6,311,143
ROAD & RAIL - 1.3%
Knight-Swift Transportation Holdings, Inc.	18,894	990,235

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
MKS Instruments, Inc.	19,600	1,660,708

SOFTWARE - 1.2%
Enghouse Systems Limited	35,500	942,387

TEXTILES, APPAREL & LUXURY GOODS - 1.4%
Crocs, Inc. (a)	10,410	1,128,756

TRADING COMPANIES & DISTRIBUTORS - 4.0%
Air Lease Corporation	43,300	1,663,586
Applied Industrial Technologies, Inc.	11,800	1,487,154
		3,150,740
TOTAL COMMON STOCK
(Cost $ 57,847,719)		76,995,116

SHORT TERM INVESTMENTS - 0.5%

	Par Value	Value
Money Market -0.5%
UMB Money Market Special II, 4.00% (b)
(Cost $ 396,627)	396,627	$396,627

TOTAL INVESTMENTS - 97.5%		77,391,743
(Cost $ 58,244,346)
OTHER ASSETS & LIABILITIES (NET) - 2.5%		2,023,161
NET ASSETS - 100%		$79,414,904

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2022.
(c)	At December 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 58,702,467 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,006,614
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,317,338)
Net unrealized appreciation/(depreciation)	$18,689,276

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	27.1%
Financials	21.1%
Information Technology	11.4%
Materials	11.1%
Energy	8.2%
Health Care	7.9%
Consumer Discretionary	7.8%
Consumer Staples	2.4%
Cash and Other Assets (Net)	3.0%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

Common Stock - 98.7%

	Shares	Value
AEROSPACE & DEFENSE - 2.8%
Safran SA	39,520	$4,931,354

BANKS - 6.4%
U.S. Bancorp	135,252	5,898,340
Wells Fargo & Company	127,060	5,246,307
		11,144,647
BEVERAGES - 4.4%
Coca-Cola Company (The)	84,373	5,366,967
Constellation Brands, Inc. (a)	10,043	2,327,465
		7,694,432
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Global Payments, Inc.	15,805	1,569,753

COMMUNICATIONS EQUIPMENT - 0.6%
Cisco Systems, Inc.	22,480	1,070,947

DIVERSIFIED FINANCIAL SERVICES - 1.6%
American Express Company	19,274	2,847,734

FOOD PRODUCTS - 1.4%
Nestle, S.A. (b)	21,034	2,426,062

HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
Abbott Laboratories	24,251	2,662,517
Intuitive Surgical, Inc. (a)	7,310	1,939,709
Medtronic Plc	43,007	3,342,504
		7,944,730
HEALTH CARE PROVIDERS & SERVICES - 10.0%
CIGNA Corporation	6,053	2,005,601
Elevance Health Inc.	8,688	4,456,683
Quest Diagnostics Incorporated	18,873	2,952,492
UnitedHealth Group, Inc.	14,794	7,843,483
		17,258,259
HOTELS, RESTAURANTS & LEISURE - 2.7%
Compass Group Plc (b)	203,748	4,741,216

HOUSEHOLD PRODUCTS - 2.3%
Unilever Plc (b)	77,921	3,923,322

INTERACTIVE MEDIA & SERVICES - 5.7%
Alphabet, Inc. Class A (a)	56,460	4,981,466
Lyft, Inc. (a)	27,846	306,863
Meta Platforms, Inc.	38,158	4,591,933
		9,880,262

IT Services - 20.4%
Accenture Plc	17,889	4,773,500
Adobe Systems Incorporated (a)	7,326	2,465,419
Amadeus IT Group, S.A. (b)	20,200	1,034,038
Microsoft Corporation	48,939	11,736,551
Oracle Corporation	59,047	4,826,502
salesforce.com, inc. (a)	17,789	2,358,643
SAP AG (b)	43,661	4,505,379
Visa, Inc.	17,626	3,661,978
		35,362,010
MACHINERY - 1.8%
Otis Worldwide Corp.	39,390	3,084,631

MULTILINE RETAIL - 2.8%
TJX Companies, Inc. (The)	59,828	4,762,309

PHARMACEUTICALS - 9.9%
Eli Lilly and Company	9,886	3,616,694
Johnson & Johnson	37,912	6,697,154
Merck & Co., Inc.	33,122	3,674,886
Roche Holding Ltd. (b)	81,317	3,183,561
		17,172,295
RETAILING - 3.9%
Alibaba Group Holding Ltd. (a)(b)	44,496	3,919,653
Amazon.com, Inc. (a)	33,369	2,802,996
		6,722,649
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
ASML Holding N.V.	3,475	1,898,740
KLA-Tencor Corporation	6,490	2,446,925
Lam Research Corporation	11,316	4,756,115
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	76,603	5,706,157
Texas Instruments, Inc.	33,992	5,616,158
		20,424,095
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
Apple, Inc.	45,663	5,932,994

TEXTILES, APPAREL & LUXURY GOODS - 1.3%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	15,606	2,260,841

TOTAL COMMON STOCK
(Cost $ 162,324,757)		171,154,542

	Par Value	Value
Short Term Investments - 1.3%
UMB Money Market Special II, 4.00% (c)
(Cost $ 2,162,674)	2,162,674	$2,162,674

TOTAL INVESTMENT - 100.0%
(Cost $ 164,487,431)		173,317,216

OTHER ASSETS & LIABILITIES (NET) - 0.0%		44,006
NET ASSETS - 100%		$173,361,222

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on December 31, 2022.
(d)	At December 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 164,930,216 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$24,374,710
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,987,710)
Net unrealized appreciation/(depreciation)	$8,387,000

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	36.2%
Health Care	24.4%
Consumer Discretionary	10.7%
Consumer Staples	8.1%
Financials	8.1%
Communication Services	5.7%
Industrials	5.5%
CASH + other assets (net)	1.3%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

Common Stock - 87.8%

	Shares	Value
AUSTRALIA - 6.3%
Accent Group Limited	332,200	$378,473
Collins Foods Limited	117,490	572,869
HANSEN Technologies	101,506	353,819
Macquarie Group Limited	2,710	306,837
		1,611,998
BELGIUM - 2.2%
D'Ieteren S.A.	2,900	554,621

BRAZIL - 1.4%
Equatorial Energia S.A.	68,800	352,092

CANADA - 9.1%
Alimentation Couche-Tard Inc.	9,700	425,941
Enghouse Systems Limited	14,000	371,646
EQB Inc.	9,000	376,804
goeasy Ltd.	4,655	365,701
OpenText Corporation	14,900	441,172
Toronto-Dominion Bank	5,300	342,916
		2,324,180
CHINA - 6.2%
Alibaba Group Holding Ltd. (a)	40,800	450,865
Midea Group Co., Ltd.	57,700	429,947
Zhejiang Supor Co.	51,200	364,278
Zhongsheng Group Holdings	68,500	352,373
		1,597,463

DENMARK - 1.0%
DFDS A/S	6,900	253,901

FRANCE - 5.4%
Alten S.A.	2,700	336,564
LVMH Moet Hennessy Louis Vuitton SE	395	286,617
Neurones S.A.	9,600	402,135
SEB SA	4,300	359,098
		1,384,414
GERMANY - 0.9%
VIB Vermögen AG	10,609	229,843

GREECE - 1.4%
Jumbo S.A.	21,771	371,292

INDIA - 1.2%
Muthoot Finance Ltd.	24,200	310,961

INDONESIA - 0.9%
PT Bank Rakyat Indonesia Tbk (a)	756,545	240,072

ITALY - 4.6%
De'Longhi SpA	15,100	338,098
Interpump Group S.p.A.	5,000	224,973
SeSa S.p.A.	1,900	235,219
SOL SpA	20,100	379,691
		1,177,981
JAPAN - 8.0%
BeNEXT Group, Inc.	18,900	243,654
FULLCAST HOLDINGS Co., Ltd.	17,900	383,111
JAC Recruitment Co., Ltd.	21,700	399,479
NEXTAGE Co., Ltd.	17,900	344,583
Open House Group Co., Limited	9,100	332,427
Sanwa Holdings Corporation	36,600	338,691
		2,041,945
MALAYSIA - 2.0%
Public Bank Bhd	221,700	217,422
Scientex Berhad	403,500	294,953
		512,375
MEXICO - 2.9%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	32,300	248,739
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	16,500	236,358
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	11,100	258,975
		744,072
NORWAY - 1.9%
SpareBank Nord-Norge	16,000	155,923
Sparebanken Vest	34,000	318,912
		474,835
PERU - 1.0%
Credicorp Ltd.	1,800	244,188

SINGAPORE - 1.5%
United Overseas Bank Limited	17,100	391,418

SOUTH AFRICA - 2.1%
AVI Limited	76,900	339,915
FirstRand Limited	53,600	195,688
		535,603
SOUTH KOREA - 2.7%
Hansol Chemical Co., Ltd.	2,300	337,406
Samsung Electronics Company Limited	7,898	345,401
		682,807
SPAIN - 0.7%
CIE Automotive	7,100	182,312

SWEDEN - 5.1%
Bravida Holding AB	49,600	530,298
Hexpol AB	34,100	363,598
Knowit AB	21,800	426,397
		1,320,293

TAIWAN - 4.5%
BizLink Holding, Inc.	12,400	95,414
Chailease Holding Co., Ltd.	20,617	145,561
Elite Material Co., Limited	24,000	133,526
POYA International Co., Ltd.	7,752	125,478
SINBON Electronics Co., Ltd.	12,300	110,052
Thinking Electronic Industrial Co., Ltd.	28,000	112,964
Tripod Technology Corporation	54,172	165,677
Yageo Corporation	17,510	256,934
		1,145,606
THAILAND - 2.7%
Muangthai Capital Public Company Limited	290,900	319,163
TISCO Financial Group	127,700	365,937
		685,100
UNITED KINGDOM - 10.2%
Future plc	18,800	286,535
Games Workshop Group PLC	3,990	411,095
Greggs plc	12,882	363,541
Howden Joinery Group plc	32,600	220,235
Marshall Machinery Inc.	80,500	264,557
Next Fifteen Communications Group plc	26,061	310,362
OSB Group PLC	42,000	242,411
RS Group plc	15,900	171,279
SSP Group plc	129,800	357,563
		2,627,578
UNITED STATES - 1.9%
Euronet Worldwide, Inc. (a)	5,200	490,776

TOTAL COMMON STOCK
(Cost $ 22,108,855)		22,487,726

SHORT TERM INVESTMENTS - 5.8%

	Par Value	Value
Money Market - 5.8%
UMB Money Market Special II, 4.00% (b)
(Cost $ 1,505,411)	1,505,411	$1,505,411

TOTAL INVESTMENTS - 93.6%
(Cost $ 23,614,266)		23,993,137
OTHER ASSETS & LIABILITIES (Net) - 6.4%		1,635,507
NET ASSETS - 100%		$25,628,644

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2022.
(c)	At December 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 23,667,795 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,248,439
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,923,097)
Net unrealized appreciation/(depreciation)	$325,342

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	25.7%
Financials	17.7%
Information Technology	16.3%
Industrials	14.1%
Materials	6.4%
Consumer Staples	3.0%
Communication Services	2.3%
Utilities	1.4%
Real Estate	0.9%
Cash and Other Assets (Net)	12.2%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2022
(Unaudited)

Common Stock - 97.7%

	Shares	Value
BELGIUM - 3.1%
D'leteren SA	158,955	$30,399,932

BRAZIL - 2.5%
Equatorial Energia S.A.	4,827,585	24,705,736

CANADA - 4.2%
Aecon Group Inc.	1,994,000	13,406,155
EQB Inc.	359,400	15,047,057
goeasy Ltd.	164,300	12,907,554
		41,360,766
CHINA - 0.6%
Xinhua Winshare Publishing and Media Co., Limited	9,164,500	6,187,946

COLUMBIA - 2.1%
Tecnoglass, Inc.	676,164	20,805,566

DENMARK - 4.0%
DFDS A/S	374,399	13,776,877
Ringkjoebing Landbobank A/S	187,400	25,496,233
		39,273,110
FRANCE - 5.1%
Elis S.A.	1,844,338	27,202,509
Technip Energies N.V. (a)	1,445,000	22,623,426
		49,825,935
GERMANY- 0.8%
flatexDEGIRO AG (a)	490,400	3,310,854
Sixt SE	48,425	4,441,973
		7,752,827
GREECE - 2.5%
Jumbo S.A.	1,431,529	24,413,910

HONG KONG - 0.8%
Samson Holding Limited	74,790,800	2,970,551
VSTECS Holdings Limited	8,587,360	4,951,072
		7,921,623
INDONESIA - 1.2%
PT. Pakuwon Jati Tbk	415,457,800	12,169,504

IRELAND - 5.0%
C & C Group plc (a)	8,194,045	17,279,154
Glanbia plc	1,608,400	20,461,182
Greencore Group plc (a)	15,220,000	11,745,014
		49,485,350

ITALY - 2.2%
De'Longhi SpA	981,136	21,968,232

JAPAN - 16.8%
Daicel Corporation	2,707,700	19,597,965
Dowa Holdings Co., Limited	500,800	15,751,412
Kanematsu Corporation	1,693,100	19,247,793
Kyudenko Corporation	557,000	13,783,054
Mizuho Leasing Company, Limited	404,800	10,231,596
Open House Group Co., Limited	575,100	21,008,617
Prima Meat Packers Limited	1,033,300	17,221,014
Sankyu Inc.	464,000	16,985,259
Sanwa Holdings Corporation	2,387,200	22,090,805
Tsubakimoto Chain Co., Limited	403,300	9,114,711
		165,032,226
NORWAY - 4.6%
SpareBank Nord-Norge	735,389	7,166,515
Sparebank 1 Oestlandet	568,688	6,996,750
SpareBank 1 SMN	961,828	12,439,030
SpareBank 1 SR-Bank ASA	931,626	11,414,806
Sparebanken Vest	788,092	7,392,113
		45,409,214
PORTUGAL - 1.8%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	17,564,440

SINGAPORE - 3.9%
AEM Holdings Limited	7,160,200	18,258,190
Venture Corporation, Limited	1,567,200	19,934,709
		38,192,899
SOUTH KOREA - 2.9%
ENF Technology Co., Limited	692,686	11,065,447
Fila Holding Corporation	221,700	5,829,597
Nature Holdings Co., Limited (The)	436,302	11,024,001
		27,919,045
SPAIN - 0.6%
CIE Automotive	206,600	5,305,012

SWEDEN - 5.6%
Cloetta AB, Class B	3,732,700	7,472,923
Duni AB (a)	485,645	4,017,717
Hexpol AB	2,231,100	23,789,549
Loomis AB, Class B	706,161	19,383,084
		54,663,273
TAIWAN - 4.2%
BizLink Holding, Inc.	1,023,000	7,871,663
Elite Material Co., Limited	2,001,600	11,136,100
Primax Electronics Limited	4,856,800	8,770,067
Sercomm Corporation	1,542,000	3,827,971
Tripod Technology Corporation	3,106,400	9,500,467
		41,106,268

THAILAND - 4.6%
Thanachart Capital PCL	18,690,500	22,934,784
TISCO Financial Group	7,836,500	22,456,262
		45,391,046
UNITED KINGDOM - 18.6%
Crest Nicholson Holdings plc	2,611,400	7,432,422
Future plc	1,333,000	20,316,504
Halfords Group plc	3,786,126	9,518,830
Inchcape plc	2,368,269	23,360,767
Keller Group plc	457,639	4,404,080
Lancashire Holdings Limited	3,189,230	24,936,840
National Express Group plc (a)	6,402,700	10,012,643
Nomad Foods Limited (a)	1,261,800	21,753,432
OSB Group PLC	3,172,817	18,312,494
QinetiQ	6,120,800	26,285,644
Vistry Group plc	2,201,379	16,563,967
		182,897,623
TOTAL COMMON STOCK
(Cost $ 1,036,427,048)		959,751,483

SHORT TERM INVESTMENTS - 1.8%

	Par Value	Value
Money Market - 1.8%
UMB Money Market Special II, 4.00% (b)
(Cost $ 17,317,623)	17,317,623	$17,317,623

TOTAL INVESTMENTS - 99.5%
(Cost $ 1,053,744,671)		977,069,106
OTHER ASSETS & LIABILITIES (NET) -0.5%		4,942,009
NET ASSETS - 100%		$982,011,115

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2022.
(c)	At December 31, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 1,061,806,050 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,781,119
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(184,518,063)
Net unrealized appreciation/(depreciation)	$(84,736,944)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	23.3%
Financials	20.5%
Consumer Discretionary	19.3%
Consumer Staples	9.8%
Information Technology	7.8%
Materials	7.1%
Utilities	4.3%
Energy	2.3%
Communication Services	2.1%
Real Estate	1.2%
Cash and Other Assets (Net)	2.3%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2022
(Unaudited)

Common Stock - 98.7%

	Shares	Value
BELGIUM - 1.7%
D'leteren S.A.	294,853	$56,390,243

CANADA - 9.9%
Lundin Mining Corporation	10,180,800	62,437,231
Magna International Inc.	1,206,935	67,748,691
Methanex Corporation	2,032,493	76,889,735
Open Text Corporation	1,145,000	33,902,140
Toronto-Dominion Bank	1,221,928	79,060,094
		320,037,891
CHILE - 2.1%
Antofagasta plc	3,607,800	67,073,919

CHINA - 2.4%
Weichai Power Company Limited	58,631,000	78,725,545

COLOMBIA - 1.2%
Bancolombia S.A.	4,397,800	38,546,284

FRANCE - 8.6%
Ipsos	919,480	57,406,169
Michelin (CGDE)	2,202,800	61,088,322
Publicis Groupe	1,391,847	88,264,193
Vinci SA	729,798	72,660,465
		279,419,149
GERMANY - 7.3%
Deutsche Telekom AG	4,018,877	79,940,053
flatexDegiro AG (a)	988,400	6,673,019
Hannover Rueck SE	385,300	76,278,709
Muenchener Rueckversicherungs-Gesellschaft	225,330	73,105,998
		235,997,779
GREECE - 0.6%
Jumbo S.A.	1,167,804	19,916,230

IRELAND - 4.9%
Greencore Group plc (a)	19,767,301	15,254,088
Jazz Pharmaceuticals plc (a)	416,700	66,384,477
Smurfit Kappa	2,068,246	76,284,506
		157,923,071
ITALY -0.2%
Trevi Finanziaria Industriale SpA (a)	16,792,356	5,716,928

JAPAN - 12.9%
Brother Industries, Ltd.	1,745,000	26,542,991
Daicel Corporation	6,314,700	45,704,941
Daito Trust Construction Company, Ltd.	608,900	62,484,414
Honda Motor Company, Ltd.	2,362,000	54,277,040
KDDI Corporation	2,459,300	74,219,808
Marubeni Corporation	7,427,600	85,284,126
Sony Group Corporation	912,300	69,384,444
		417,897,764

NETHERLANDS -1.9%
Koninklijke Ahold Delhaize	2,177,900	62,385,097

NORWAY - 7.6%
DNB Bank ASA	4,146,330	81,844,876
SpareBank 1 SR-Bank ASA	6,205,787	76,036,797
Sparebanken Vest	2,183,075	20,476,716
Yara International ASA	1,540,800	67,350,369
		245,708,758
PUERTO RICO - 2.0%
Popular, Inc.	976,150	64,738,268

RUSSIA - 0.0%
ALROSA Company PJSC * (a)	41,136,300	5,635

SINGAPORE - 2.3%
United Overseas Bank Limited	3,286,347	75,224,316

SOUTH KOREA - 11.0%
Hyundai Mobis Company, Limited	200,500	31,791,420
Kia Motors Corporation	1,241,100	58,202,633
LG Electronics, Inc.	568,900	38,916,449
LG Uplus Corporation	6,719,903	58,722,759
Samsung Electronics Company Limited	1,527,303	66,793,085
Shinhan Financial Group Co., Limited	1,725,400	48,030,115
SK Hynix, Inc.	898,700	53,303,677
		355,760,138
SWEDEN - 3.8%
Duni AB (a)	1,566,400	12,958,749
Loomis AB, Class B	1,555,483	42,695,728
SKF AB-B	4,311,700	65,857,964
		121,512,441
SWITZERLAND - 2.4%
Novartis AG	846,850	76,511,232

THAILAND - 0.7%
TISCO Financial Group	7,722,600	22,129,870

UNITED KINGDOM - 15.2%
Amcor plc	6,071,300	72,309,183
Babcock International Group plc (a)	7,102,641	24,111,215
Bellway plc	1,803,773	41,389,354
Inchcape plc	5,733,768	56,558,279
Linde plc	235,544	76,829,742
Mondi plc	3,819,587	65,324,703
Next plc	1,128,550	78,820,658
Nomad Foods Limited (a)	2,085,600	35,955,744
Taylor Wimpey plc	33,741,122	41,258,090
		492,556,968
TOTAL COMMON STOCK
(Cost $ 3,144,487,383)		3,194,177,526

RIGHTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (a)
(Cost $ 0)	16,792,356	$1,792

WARRANTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (a)
(Cost $ 7,585,702)	76,022	$67,341

SHORT TERM INVESTMENTS - 0.1%

	Par Value	Value
Money Market - 0.1%
UMB Money Market Special II, 4.00% (b)
(Cost $ 3,562,277)	3,562,277	$3,562,277

TOTAL INVESTMENTS - 98.8%
(Cost $ 3,155,635,362)		3,197,808,936
OTHER ASSETS & LIABILITIES (NET) -1.2%		38,689,768
NET ASSETS - 100%		$3,236,498,704

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represents 0.0% of net assets as of December 31, 2022.
(a)	Non income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2022.
(c)	At December 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 3,178,248,639 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$483,124,212
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(463,563,915)
Net unrealized appreciation/(depreciation)	$19,560,297

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	21.3%
Financials	20.4%
Materials	18.9%
Industrials	11.6%
Communication Services	11.1%
Information Technology	5.6%
Health Care	4.4%
Consumer Staples	3.5%
Real Estate	1.9%
Cash and Other Assets (Net)	1.3%
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2022
(Unaudited)

Common Stock - 96.2%

	Shares	Value
DENMARK - 6.5%
INDUSTRIALS - 3.6%
Vestas Wind Systems A/S	82,776	$2,400,871

UTILITIES - 2.9%
Ørsted A/S	21,737	1,969,398

TOTAL DENMARK		4,370,269

GERMANY - 7.5%
INFORMATION TECHNOLOGY - 7.5%
Infineon Technologies AG	85,243	2,586,402
SMA Solar Technology AG	34,235	2,442,486
		5,028,888
IRELAND - 4.5%
CONSUMER DISCRETIONARY - 1.9%
Aptiv PLC (a)	13,777	1,283,052
INDUSTRIALS - 2.6%
Kingspan Group plc	31,757	1,714,268

TOTAL IRELAND		2,997,320

ISRAEL - 4.9%
INDUSTRIALS - 2.2%
Kornit Digital Ltd. (a)	56,706	1,302,537
INFORMATION TECHNOLOGY - 2.7%
SolarEdge Technologies, Inc. (a)	7,078	2,004,985

TOTAL ISRAEL		3,307,522

JAPAN - 4.8%
INDUSTRIALS - 2.2%
Kurita Water Industries Ltd.	35,548	1,471,007
INFORMATION TECHNOLOGY - 2.6%
Keyence Corporation	4,590	1,788,759

TOTAL JAPAN		3,259,766

SWEDEN - 3.2%
INDUSTRIAL - 3.2%
NIBE Industrier AB	232,856	2,170,000

SWITZERLAND - 4.5%
INFORMATION TECHNOLOGY - 4.5%
Landis+Gyr Group AG	43,239	3,049,443

UNITED STATES - 60.3%
CONSUMER STAPLES - 1.7%
SunOpta Inc. (a)	135,326	1,142,151

INDUSTRIALS - 33.7%
Bloom Energy Corporation (a)	73,033	1,396,391
Energy Recovery, Inc. (a)	146,860	3,009,161
Enovix Corporation (a)	109,031	1,356,346
Generac Holdings Inc. (a)	11,201	1,127,493
Hubbell Incorporated	9,908	2,325,209
Lindsay Corporation	13,364	2,176,327
Quanta Services, Inc. (a)	11,029	1,571,633
Sensata Technologies Holding plc	39,298	1,586,853
Shoals Technologies Group, Inc. (a)	77,209	1,904,746
Stem, Inc. (a)	109,818	981,773
Sunrun Inc. (a)	44,126	1,059,907
TPI Composites, Inc.	190,976	1,936,497
Watts Water Technologies, Inc.	15,624	2,284,697
		22,717,033
INFORMATION TECHNOLOGY - 16.7%
Badger Meter, Inc.	26,527	2,892,239
Cognex Corporation	53,881	2,538,334
Enphase Energy, Inc. (a)	9,509	2,519,505
Trimble Navigation Limited (a)	29,760	1,504,665
Wolfspeed, Inc. (a)	25,870	1,786,065
		11,240,808
MATERIALS - 8.2%
Albemarle Corporation	7,527	1,632,305
Aspen Aerogels, Inc. (a)	133,718	1,576,535
Livent Corporation (a)	49,510	983,764
MP Materials Corp. (a)	54,098	1,313,500
		5,506,104
TOTAL UNITED STATES		40,606,096

TOTAL COMMON STOCK
(Cost $ 70,482,370)		64,789,304

SHORT TERM INVESTMENTS - 3.8%

	Par Value	Value
Money Market - 3.8%
UMB Money Market Special II, 4.00% (b)
(Cost $ 2,561,161)	2,561,161	$2,561,161

TOTAL INVESTMENTS - 100.0%
(Cost $ 73,043,531)		67,350,465
OTHER ASSETS & LIABILITIES (Net) - (0.0%)		(29,150)
NET ASSETS - 100%		$67,321,315

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2022.
(c)	At December 31, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 73,043,562 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,181,836
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,874,933)
Net unrealized appreciation/(depreciation)	$(5,693,097)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	47.2%
Information Technology	34.3%
Materials	8.2%
Utilities	2.9%
Consumer Discretionary	1.9%
Consumer Staples	1.7%
Cash and Other Assets (Net)	3.8%
100.0%

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2022
(Unaudited)

Common Stock - 96.2%

	Shares	Value
AUSTRIA- 0.2%
Erste Group Bank AG	4,656	$148,575

BRAZIL - 4.4%
Arezzo Industria e Comercio SA	11,600	171,919
B3 SA - Brasil Bolsa Balcao	134,800	337,268
BB Seguridade Participacoes S.A.	61,900	395,214
Cielo SA	378,400	375,548
Hypera S.A.	61,800	529,065
Localiza Rent a Car S.A.	16,700	168,272
Totvs S.A.	65,700	343,694
Weg S.A.	92,400	673,950
		2,994,930
CHILE - 0.1%
Sociedad Química y Minera de Chile S.A. (b)	780	62,276

CHINA - 29.3%
Alibaba Group Holding Ltd. (a)	162,400	1,794,619
Alibaba Group Holding Ltd. (a)(b)	3,250	286,292
Baidu, Inc. (a)	71,950	1,029,701
Baidu, Inc. (a)(b)	8,760	1,001,969
Bosideng International Holdings Limited	400,000	190,134
BYD Company Ltd.	40,300	994,462
Centre Testing International Group Co., Ltd.	190,500	611,095
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China Longyuan Power Group H	256,000	312,907
China Yangtze Power Co., Ltd.	113,800	343,772
Chongqing Brewery Co., Ltd.	38,900	712,787
Contemporary Amperex Technology Company, Ltd.	1,200	67,912
Glodon Company Limited	8,700	75,027
Hanergy Mobile Energy Holding Group * (a)	36,000	-
JD.com, Inc.	56,650	1,598,249
Jiumaojiu International Holdings Ltd.	244,000	651,813
LONGi Green Energy Technology	11,500	69,910
Luzhou Laojiao Co. Ltd.	20,000	645,252
PICC Property and Casualty Co., Ltd.	342,000	324,692
Pinduoduo Inc. (a)(b)	12,320	1,004,696
Ping An Insurance Group H Share	304,000	2,011,736
Shenzhen Inovance Technology Co., Ltd.	67,700	676,834
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	8,300	377,253
Tencent Holdings Limited	52,500	2,246,637
Trip.com Group Limited (a)(b)	45,200	1,554,880
Yadea Group Holdings Ltd.	163,000	272,746
Yifeng Pharmacy Chain Co., Ltd.	28,400	260,808
Yum China Holdings, Inc. (b)	11,880	649,242
Yunnan Botanee Bio-Technology Group Co., Ltd.	5,600	120,222
		19,885,647

DENMARK - 0.6%
Novo Nordisk A/S	2,768	372,621

FRANCE - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	1,007	730,693

GREECE - 0.3%
Greek Organisation of Football Prognostics S.A.	13,884	196,036

HONG KONG - 2.2%
AIA Group Ltd.	131,600	1,463,534

INDIA - 12.3%
Apollo Hospitals Enterprise Limited	3,983	215,572
Axis Bank Limited	83,813	945,974
Bajaj Finserv Limited	6,872	546,172
Bharat Electronics Limited	391,868	473,197
Bharti Airtel Ltd.	95,510	930,625
HDFC Bank Ltd.	62,642	1,232,812
Hindustan Unilever Ltd.	21,188	655,911
ICICI Bank Limited	74,764	805,071
Infosys Limited	7,149	130,329
Infosys Limited - SP (b)	11,700	210,717
Reliance Industries Ltd.	51,898	1,597,904
Sun Pharmaceutical Industries Limited	11,269	136,405
TVS Motor Company	5,477	71,857
Varun Beverages Limited	22,926	366,503
		8,319,049
INDONESIA - 3.6%
PT Bank Central Asia Tbk	1,715,300	942,079
PT Bank Mandiri Tbk	1,429,100	911,117
PT Sumber Alfaria Trijaya Tbk	2,183,300	371,656
Vale Indonesia Tbk	433,000	197,482
		2,422,334
JAPAN - 0.1%
INPEX Corporation	6,750	71,416

MALAYSIA - 0.5%
Public Bank Bhd	351,400	344,619

MEXICO - 4.4%
Arca Continental	23,800	193,260
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	8,900	68,538
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	8,100	116,030
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	6,560	153,052
Grupo Financiero Banorte SAB de CV	146,500	1,051,804
Grupo Mexico S.A.B. de C.V. Class B	32,700	114,793
Wal-Mart de Mexico, S.A.B. de C.V.	366,300	1,289,276
		2,986,753
NETHERLANDS - 0.7%
ASML Holding N.V.	915	491,971

POLAND - 0.4%
Dino Polska S.A. (a)	3,395	290,482

SAUDI ARABIA - 2.6%
Alinma Bank	9,606	83,203
Etihad Etisalat Company	35,141	324,947
Saudi British Bank (The)	46,392	480,832
		888,982
SINGAPORE - 1.0%
DBS Group Holdings Ltd.	27,800	703,084

SOUTH AFRICA - 1.6%
Bidvest Group Limited	28,173	354,982
Capitec Bank	2,479	270,784
Clicks Group Limited	14,708	233,461
Shoprite Holdings Ltd.	17,593	233,677
		1,092,904
SOUTH KOREA - 7.8%
Hana Financial Group, Inc.	4,729	157,259
Korea Aerospace Industries, Ltd.	9,105	366,504
Orion Corporation	3,764	381,014
Samsung Biologics (a)	875	568,110
Samsung Electronics Company Limited	46,235	2,021,981
Samsung SDI Co., Ltd.	3,052	1,426,439
Shinhan Financial Group Co., Limited	10,883	302,951
SK Hynix, Inc.	691	40,985
		5,265,243
SWITZERLAND - 0.2%
Nestle S.A.	1,160	134,330

TAIWAN - 11.5%
Airtac International Group	5,500	166,599
ASPEED Technology, Inc.	900	49,340
Chailease Holding Co., Ltd.	130,400	920,655
CTBC Financial Holding Co., Ltd.	244,000	175,445
Delta Electronics, Inc.	121,500	1,132,558
E Ink Holdings Inc.	60,000	314,295
Far EasTone Telecom	164,000	351,633
Taiwan Semiconductor Manufacturing Co., Ltd.	321,100	4,685,570
		7,796,095
THAILAND - 3.2%
Airports of Thailand Public Company Limited (a)(c)	52,900	114,551
Bangkok Dusit Medical Services (c)	653,500	547,178
Bumrungrad International Hospital (c)	118,200	723,499
Central Pattana Public Company Limited	118,600	243,124
PTT Exploration & Production PCL (c)	102,600	522,850
		2,151,202
UNITED ARAB EMIRATES - 2.5%
Americana Restaurants International PLC	299,987	242,590
Dubai Islamic Bank	231,514	359,308
Emaar Properties PJSC	341,275	544,523
First Abu Dhabi Bank	121,378	565,133
		1,711,554
UNITED KINGDOM - 2.2%
Anglo American plc	13,191	513,565
AstraZeneca plc (b)	3,000	203,400
BAE Systems plc	35,792	368,555
Diageo plc	3,045	133,697
Reckitt Benckiser Group plc	971	67,210
Shell plc	7,442	208,229
		1,494,656

UNITED STATES - 3.4%
Coupang, Inc.	20,440	300,672
Danaher Corporation	490	130,056
Globant S.A. (a)	950	159,752
Mercado Libre, Inc. (a)	1,106	935,941
Microsoft Corporation	1,390	333,350
NVIDIA Corporation (a)	580	84,761
Samsonite International S.A. (a)	136,600	359,658
		2,304,190
TOTAL COMMON STOCK
(Cost $ 68,433,363)		64,323,176

Preferred Stock - 0.7%
SOUTH KOREA - 0.7%
Samsung Electronics Co., Ltd.
(Cost $ 494,002)	12,205	487,428

P-Notes - 1.3%
SAUDI ARABIA - 1.3%
Alinma Bank SJSC	145,908	1,262,177
ARAMCO AB	30,294	258,832
Saudi Telecom Co.	24,040	234,193
(Cost $ 2,122,774)		1,755,202

Rights - 0.0%
BRAZIL - 0.0%
Localiza Rent a Car S.A.
(Cost $ 0)	1	2

Exchange Traded Funds - 1.6%
United States - 1.6%
iShares Core MSCI Emerging Markets ETF
(Cost $ 1,099,999)	23,300	1,088,110

SHORT TERM INVESTMENTS - 0.1%

	Par Value	Value
Money Market - 0.1%
UMB Money Market Special II, 4.00% (d)
(Cost $ 78,525)	78,525	78,525

TOTAL INVESTMENTS - 99.9%
(Cost $ 72,228,663)		67,732,443
OTHER ASSETS & LIABILITIES (Net) - 0.1%		57,046
NET ASSETS - 100%		$67,789,489

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2022.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	NVDR - Non Voting Depositary Receipts
(d)	Interest rate reflects seven-day effective yield on December 31, 2022.
(e)	At December 31, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 73,690,420 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,121,224
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,079,201)
Net unrealized appreciation/(depreciation)	$(5,957,977)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.7%
Information Technology	18.3%
Consumer Discretionary	17.7%
Communication Services	9.0%
Consumer Staples	9.0%
Industrials	6.5%
Health Care	5.6%
Energy	3.9%
Materials	1.3%
Real Estate	1.2%
Utilities	1.0%
Mutual Funds	1.6%
CASH + other assets (net)	0.2%
100.0%